UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2012
Check here if Amendment                           ]; Amendment number:
This Amendment (Check only one.):                 ] is a restatement.
                                                  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
New York, NY 10022

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
Title: Managing Member of JWM Capital, LLC its general partner
Phone: 212-652-4500

Signature, Place, and Date of Signing:

John W. Moon New York, NY  8/14/2012

Report Type (Check only one.):

                                                 X] 13F HOLDINGS REPORT.
                                                  ] 13F NOTICE.
                                                  ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $186,749


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File NName
                      1028-12268      JWM Capital LLC
                      2028-12267      John W. Moon

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FORM 13F INFORMATION TABLE

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
                       Title                     Value  SH /           PUT /     InvestmeOther   Voting Authority
Name of Issuer         of class       CUSIP      (x $'00PRN            CALL  QTY DiscretiManagersSole     SharedNone
AU OPTRONICS CORP      SPONSORED ADR  002255107    2,385    593,374 SH           DEFINED 1,2       593,374
AVIS BUDGET GROUP      COM            053774105    1,801    118,514 SH           DEFINED 1,2       118,514
BAIDU.COM              SPON ADR REP A 056752108    2,241     19,487 SH           DEFINED 1,2        19,487
BORGWARNER INC         COM            099724106    8,625    131,500 SH           DEFINED 1,2       131,500
CANADIAN SOLAR I       COM            136635109      507    140,962 SH           DEFINED 1,2       140,962
CHANGYOU.COM LTD-ADR   ADS REP CL A   15911M107    3,705    175,532 SH           DEFINED 1,2       175,532
CHINA ZENIX AUTO INT   ADS            16951E104      371    153,379 SH           DEFINED 1,2       153,379
COPA HOLDINGS SA       CL A           P31076105      289      3,501 SH           DEFINED 1,2         3,501
CORNING INC            COM            219350105    4,981    385,200 SH           DEFINED 1,2       385,200
CTC MEDIA INC          COM            12642X106    2,398    297,509 SH           DEFINED 1,2       297,509
DESARROLLADORA HOMEX   SPONSORED ADR  25030W100      986     64,031 SH           DEFINED 1,2        64,031
ELECTRONIC ARTS        COM            285512109      762     61,712 SH           DEFINED 1,2        61,712
FORD MOTOR CO          COM PAR $0.01  345370860   36,569  3,813,288 SH           DEFINED 1,2     3,813,288
GOODYEAR TIRE & RUBB   COM            382550101    8,254    698,900 SH           DEFINED 1,2       698,900
HERTZ GLOBAL HOLDING   COM            42805T105    2,039    159,300 SH           DEFINED 1,2       159,300
HEWLETT-PACKARD CO     COM            428236103    5,631    280,000 SH           DEFINED 1,2       280,000
ISHARES MSCI BRAZIL    MSCI BRAZIL    464286400    2,819     54,522 SH           DEFINED 1,2        54,522
JOHNSON CONTROLS INC   COM            478366107    6,438    232,325 SH           DEFINED 1,2       232,325
KULICKE & SOFFA INDU   COM            501242101      948    106,300 SH           DEFINED 1,2       106,300
LAS VEGAS SANDS CORP   COM            517834107    2,612     60,070 SH           DEFINED 1,2        60,070
LG.PHILIPS LCD CO LT   SPONS ADR REP  50186V102    1,372    145,146 SH           DEFINED 1,2       145,146
MELCO PBL ENTERTAINM   ADR            585464100   11,207    972,862 SH           DEFINED 1,2       972,862
NII HOLDINGS INC       CL B NEW       62913F201      113     11,000 SH           DEFINED 1,2        11,000
NOKIA OYJ              CALL           654902904    2,070      1,000,000 CALL     DEFINED 1,2     1,000,000
NOKIA OYJ              SPONSORED ADR  654902204    1,035    500,000 SH           DEFINED 1,2       500,000
PARTNER COMMUNICATIO   ADR            70211M109      964    238,654 SH           DEFINED 1,2       238,654
PERFECT WORLD CO LTD   SPON ADR REP B 71372U104    2,116    211,147 SH           DEFINED 1,2       211,147
RESEARCH IN MOTION     COM            760975102    1,703    230,504 SH           DEFINED 1,2       230,504
SANDISK CORP           COM            80004C101      306      8,400 SH           DEFINED 1,2         8,400
SHANDA GAMES LTD       SP ADR REPTG A 81941U105    1,288    321,956 SH           DEFINED 1,2       321,956
SINA CORP              ORD            G81477104    8,418    162,482 SH           DEFINED 1,2       162,482
SPDR GOLD TRUST        GOLD SHS       78463V107   25,259    162,761 SH           DEFINED 1,2       162,761
TENNECO INC            COM            880349105    8,436    314,560 SH           DEFINED 1,2       314,560
TRINA SOLAR LTD        SPON ADR       89628E104    2,012    316,277 SH           DEFINED 1,2       316,277
TRW AUTOMOTIVE HOLDI   COM            87264S106    6,904    187,826 SH           DEFINED 1,2       187,826
WESTERN DIGITAL        COM            958102105    5,994    196,657 SH           DEFINED 1,2       196,657
YANDEX NV-A            SHS CLASS A    N97284108    6,924    363,484 SH           DEFINED 1,2       363,484
YOUKU.COM INC-SPON A   SPONSORED ADR  98742U100    6,267    289,066 SH           DEFINED 1,2       289,066


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